Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Amounts receivable
Schedule of amounts receivable

	2023	2022
	$	$
Trade receivables	2,708	1,777
Exploration tax credits	17	8,360
Sales taxes	834	889
Interest income receivable	148	20
Other	245	—
	3,952	11,046